CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows provided by operating activities:
Net income	$ 6,117	37,954	39,550	75,636
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss on disposals of property and equipment	640	3,969	6,298	4,374
Property and equipment impairment	1,267	7,864	8,594	13,820
Goodwill impairment	68	424	0	456
Depreciation	12,666	78,585	70,008	61,458
Deferred income tax (benefit)	(44)	(274)	(2,675)	1,300
Share-based compensation	3,334	20,685	15,894	15,700
Changes in other operating assets and liabilities:
Due from related parties	9	58	(58)	100
Inventories	502	3,118	(7,889)	6,283
Prepaid rent	(66)	(409)	(1,273)	(2,389)
Prepaid expense and other current assets	(1,230)	(7,634)	(878)	(6,759)
Deposits for leases	(1,417)	(8,789)	(3,317)	(1,273)
Accounts payable	80	498	5,037	5,437
Deferred revenue	1,232	7,642	2,866	(759)
Due to related parties			(25)	25
Accrued payroll	471	2,925	3,897	970
Income taxes payable	(452)	(2,807)	474	(10,117)
Deferred rent	883	5,481	2,447	6,703
Other liabilities	468	2,906	2,472	2,765
Net cash provided by operating activities	24,528	152,196	141,422	173,730
Cash flows used in investing activities:
Purchase of property and equipment	(18,736)	(116,248)	(116,731)	(142,355)
Proceeds from disposal of property and equipment	48	297	440	542
Purchase of short-term investment	(186,770)	(1,158,836)	(750,262)	(320,727)
Purchase of long-term investment	(8,165)	(50,659)
Withdrawal of short-term investment	159,783	991,387	861,607	190,000
Net cash used in investing activities	(53,840)	(334,059)	(4,946)	(272,540)
Cash flows provided by (used in) financing activities:
Proceeds from exercise of employee stock options	451	2,796	7,467	693
Net cash provided by financing activities	451	2,796	7,467	693
Effect of exchange rate on cash and cash equivalents	21	128	(817)	(62)
Net increase (decrease) in cash and cash equivalents	(28,840)	(178,939)	143,126	(98,179)
Cash and cash equivalents, beginning of year	60,035	372,493	229,367	327,546
Cash and cash equivalents, end of year	31,195	193,554	372,493	229,367
Supplemental disclosure of cash flow information:
Income taxes paid	3,009	18,669	21,012	2,039
Supplemental schedule of non-cash investing and financing activities:
Payables for purchase of property and equipment	$ 2,621	16,261	19,161	17,704